UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09713

Active Assets Institutional Money Trust
(Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York		10020
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-762-4000

Date of fiscal year end:	June 30, 2006

Date of reporting period:	September 30, 2005

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Active Assets Institutional Money Trust

Portfolio of Investments September 30, 2005 (unaudited)

		ANNUALIZED
PRINCIPAL		YIELD
AMOUNT IN		ON DATE OF	MATURITY
THOUSANDS	DESCRIPTION	PURCHASE	DATES	VALUE
	Commercial Paper (51.5%)
	Asset-Backed - Auto (9.1%)
$15,000	FCAR Owner Trust	3.77%	10/25/05	$14,965,533
10,000	FCAR Owner Trust Series A1	3.76	10/17/05	9,985,417
9,000	New Center Asset Trust	3.77	11/02/05	8,971,875
20,000	New Center Asset Trust Series A1	3.66 - 3.68	10/13/05 - 10/19/05	19,973,622
				53,896,447
	Asset-Backed - Consumer (12.9%)
15,000	Barton Capital Corp.*	3.77	10/20/05	14,973,367
15,000	Bryant Park Funding LLC*	3.51 - 3.75	10/03/05 - 10/17/05	14,985,456
8,000	Mont Blanc Capital Corp.*	3.73	10/13/05	7,991,733
8,521	Old Line Funding Corp.*	3.67	10/20/05	8,506,313
12,000	Park Avenue Rec Co. LLC*	3.79	10/24/05	11,973,540
18,000	Regency Markets No. 1 LLC*	3.74 - 3.77	10/14/05 - 12/07/05	17,923,535
				76,353,944
	Asset-Backed - Corporate (4.2%)
10,000	Amsterdam Funding Corp.*	3.72	10/11/05	9,991,756
15,000	Atlantis One Funding*	3.71	11/01/05	14,955,533
				24,947,289
	Asset-Backed - Diversified (3.0%)
17,873	Fairway Finance*	3.79	11/02/05	17,816,700

	Asset-Backed - Mortgages (5.1%)
10,000	Mortgage Interest Networking Trust Series A1+P1	3.80	11/02/05	9,968,416
20,370	Sydney Capital Corp.*	3.65 - 3.79	10/12/05 - 11/17/05	20,306,483
				30,274,899
	Asset-Backed - Securities (7.0%)
30,695	Golden Fish LLC*	3.67 - 3.81	10/06/05 - 10/21/05	30,663,232
5,000	Grampian Funding LLC*	4.00	02/17/06	4,925,411
6,000	Scaldis Capital LLC*	3.56	12/12/05	5,959,167
				41,547,810
	Financial Conglomerates (0.8%)
5,000	General Electric Capital Corp.	3.58	12/19/05	4,962,355

	Finance - Corporate (2.3%)
13,775	CIT Group Inc.	3.64 - 3.79	10/11/05 - 11/08/05	13,740,194

	Insurance (0.9%)
5,000	Irish Life & Permanent plc*	3.75	12/08/05	4,966,083

	International Banks (6.2%)
10,000	CBA (Delaware) Finance Inc.	3.59	12/05/05	9,938,225
15,100	DnB NOR Bank ASA	3.61 - 3.79	10/05/05 - 11/14/05	15,067,597
5,000	Nordea North America, Inc.	3.64	12/30/05	4,956,366
7,000	Westpac Capital Corp.	3.42	11/07/05	6,977,065
				36,939,253

	Total Commercial Paper (Cost $305,444,974)			305,444,974

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	Floating Rate Notes (25.1%)
	Asset-Backed - Securities (3.4%)
5,000	Beta Finance*	3.75†	10/17/05‡	5,000,934
10,000	Dorada Finance Inc.*	3.73†	10/14/05‡	10,000,642
5,000	White Pine Finance LLC*	3.79†	10/25/05‡	4,999,305
				20,000,881
	Banking (2.2%)
13,000	Wells Fargo & Co.	3.86 - 3.96†	12/05/05 - 12/15/05‡	13,014,630

	Diversified Manufacturing (0.8%)
5,000	General Electric Company	3.70†	10/24/05‡	5,000,252

	Domestic Banks (4.2%)
10,000	SouthTrust Bank, NA	3.90†	12/01/05‡	10,004,468
15,000	U.S. Bank, N.A., Cincinnati	3.77†	10/31/05‡	14,996,609
				25,001,077
	Financial Conglomerates (1.9%)
10,988	General Electric Capital Corp.	3.91 - 4.02†	11/03/05 - 12/19/05‡	11,000,975

	International Banks (2.5%)
10,000	Barclays Bank plc	3.75†	10/21/05‡	9,998,749
5,000	Royal Bank of Scotland	3.60†	10/05/05‡	4,998,499
				14,997,248
	Investment Banks/Brokers (10.1%)
40,000	Banc of America Securities, LLC*	4.02†	10/03/05‡	40,000,000
20,000	Goldman Sachs Group, Inc. (The)*	3.81†	10/14/05‡	20,000,000
				60,000,000

	Total Floating Rate Notes (Cost $149,015,063)			149,015,063

	Repurchase Agreements (21.6%)
40,000	Banc of America Securities, LLC
	(dated 09/27/05; proceeds $40,029,867) (a)	3.84	10/04/05	40,000,000
87,975	Goldman Sachs & Co.
	(dated 09/30/05; proceeds $88,003,592) (b)	3.90	10/03/05	87,975,000
	Total Repurchase Agreements(Cost $127,975,000)			127,975,000

	Certificates of Deposit (1.7%)
	Domestic Banks
10,000	First Tennessee Bank, N.A. (Cost $10,000,000)	3.71	10/31/05	10,000,000

	Total Investments
	(Cost $592,435,037) (c)		99.9%	592,435,037

	Other Assets in Excess of Liabilities		0.1	284,162

	Net Assets		100.0%	$592,719,199

*	Resale is restricted to qualified institutional investors.
†	Rate shown is the rate in effect at September 30, 2005.
‡	Date of next interest rate reset.
(a)	Collateralized by Freddie Mac 5.50% due 03/01/35 valued at $40,800,000.
(b)	Collateralized by Federal National Mortgage Assoc. 5.00% - 5.50% due 02/01/33 - 10/01/35 valued at $89,734,501.
(c)	Cost is the same for federal income tax purposes.

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Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Active Assets Institutional Money Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
November 21, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
November 21, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 21, 2005